Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

Corvus Capital Limited

Corvus Capital Limited (“Corvus”) is a significant investor in the Company through subscribing to 1,000 common shares prior to the closing of the Merger on September 22, 2023. As discussed in Note 3, the shares held by Corvus on the closing date of the Merger were exchanged for shares of Conduit Pharmaceuticals Inc. common stock. The Chief Executive Officer of Corvus is a member of Conduit’s board of directors. In conjunction with the execution of the PIPE Subscription Agreement, Corvus Capital and its affiliates entered into a participation and inducement agreement with the Private Placement Investor whereby Corvus agreed to provide certain payments and economic benefits to such investor in the event Corvus Capital sold or pledged in a debt transaction any of the shares it was receiving in the Business Combination. In certain circumstances, such investor may have a right to cause Corvus Capital to transfer certain of its shares to such investor.

For the years ended December 31, 2023 and 2022, the Company incurred director’s fees and travel expenses payable to the CEO of Corvus of approximately $1.0 million and $0.2 million, respectively. As of December 31, 2023, the Company did not owe the CEO of Corvus any director’s fees as the CEO of Corvus and the Company agreed to cease director’s fees to the CEO of Corvus effective at the closing of the Merger. As of December 31, 2022, the Company owed approximately $0.6 million of advisory fees to Corvus, which were recorded to accrued expenses on the balance sheet. The $0.6 million of accrued advisory fees were paid during the fourth quarter of 2023 and no remaining advisory fees were due to Corvus as of December 31, 2023.

As of December 31, 2023, the Company paid fees to an employee of Corvus of approximately $65 thousand. Total fees payable to the employee of Corvus for work performed on behalf of the Company through the closing of the Merger totaled $ 0.2 million, but a reduction was negotiated as the employee of Corvus became an employee of the Company, effective at the closing of the Merger. Amounts owed to the CEO and employee of Corvus are included in accrued expenses and other current liabilities in the balance sheet.

For the year ended December 31, 2023, and December 31, 2022, the Company paid a family member of the CEO of Corvus nil and $33 thousand, respectively.

During the year ended December 31, 2023, Corvus provided a $0.2 million cash contribution to the Company to maintain liquidity through the closing of the Merger. There was no intention of repayment by both Corvus and the Company, and as such, the Company recorded the contribution to the consolidated statement of changes in stockholders’ deficit.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to the CEO of Corvus. The convertible notes payable mature three years after issuance and bear 5% interest, only to be paid in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control, the convertible notes payable automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. All of the convertible notes payable converted into Common Stock upon the closing of the Merger at a 20% discount as specified under the terms of the 2021 Convertible Note Loan Instrument and the 2022 Convertible Note Loan Instrument.

Related Party Loan

The loans made to a related party were stated at a total principal amount of $0.8 million, with $0 and $0.3 million outstanding at December 31, 2023 and December 31, 2022, respectively. The loan carried no interest, and as such, no interest receivable was recorded. The Company recorded a full reserve against the loan as the related party did not have the ability to repay the loans as of December 31, 2022. On September 22, 2023, the related party paid back a significant portion of its outstanding loan and the Company forgave the remaining portion of the loan and the Company recorded the $0.3 million payoff as a gain within general and administrative expense on the consolidated statement of operations and comprehensive income (loss), as it had previously been fully reserved.

St George Street Capital

St George Street Capital is a significant investor in the Company through subscribing to 147 common shares of Old Conduit, which were exchanged for shares of Common Stock upon the closing of the Merger. The Chief Executive Officer of St George Street Capital is also the Chief Executive Officer of Conduit. Further, the Company has an Exclusive Funding Agreement (as defined below) with St George Street Capital. For the year ended December 31, 2023 and 2022, the Company incurred no expenses to St George Street Capital in 2023 and $0.1 million in 2022 respectively. As of December 31, 2023 and December 31, 2022, the Company did not owe any amounts to St George Street Capital.

On March 26, 2021, the Company entered into the Exclusive Funding Agreement (“Global Funding Agreement”) with St George Street Capital. Under the agreement, the Company has the first exclusive right, but not the obligation, to provide or procure funding for the performance of a drug discovery and/or development project that St George Street wishes to undertake (each a “Project”) in consideration for a share of the Net Revenue, as defined in respect to each Project (each a “Project Option”). St George Street must notify the Company in writing of each Project St George Street wishes to undertake (each a “Project Notice”). Within 90 days of a Project Notice, the Company must notify St George Street in writing whether it wishes to exercise its exclusive right to provide all or some of the funding. Such notice exercising the Project Option will specify the source and amount of the required funding the Company will provide. In the event the Company exercises its Project Option, the parties shall come to agreement for the provision of funding for the Project (each a “Project Funding Agreement”). Within 30 days of the entry into any Project Funding Agreement, a joint commercialization committee will be established to oversee the Project. Upon the receipt of any Net Revenue, as defined, St George Street will first pay the expenses it has incurred, and the remaining Net Revenue will be shared between the parties according to the agreed percentage. As of December 31, 2023, the Company has not recognized any net revenue from the Global Funding Agreement and related Projects.

We and St George Street have entered into five project funding agreements, which are subject to the terms of the Global Funding Agreement, to develop certain clinical assets that have been licensed to St George Street by AstraZeneca. The project funding agreements relate to:

●	AZD1656 for use in renal transplant,
●	AZD1656 for use in pre-term labor,
●	AZD1656 for use in Hashimoto’s thyroiditis,
●	AZD1656 for use in uveitis, and
●	AZD5904 for use in idiopathic male infertility.

At present, the Company has not determined whether to fund any of these projects, although its ability to choose to remains at the present time. Subject to the terms of the Global Funding Agreement, and project funding agreements, either we or St George Street may seek funding for projects from third parties.

There may be additional opportunities for us to partner with St George Street to fund the development of additional clinical assets in the future, licensed from Astra Zeneca.

Pursuant to its terms, the Global Funding Agreement remains effective in respect of each project until the expiration of the right of a party to receive a share of the Net Revenue (as defined in the Global Funding Agreement) pursuant to the Global Funding Agreement. Under certain circumstances, St George Street may terminate a project (i) in the event of a material or persistent breach of the Global Funding Agreement by us, subject to a cure period if the breach is capable of remedy, or (ii) in the event St George Street decides to cease development of a project. If an event of force majeure occurs and continues for a designated period of time, the innocent party may terminate the Global Funding Agreement after a notice period.

Either party may terminate a project if a voluntary arrangement is proposed or approved or an administration order is made, or a receiver or administrative receiver is appointed of any of the other party’s assets or undertakings or a winding-up resolution or petition is passed (otherwise than for the purpose of solvent reconstruction or amalgamation, in particular with respect to any reorganization of the structure of that party) or if any circumstances arise which entitle a court or a creditor to appoint a receiver, administrative receiver or administrator or make a winding-up order or similar or equivalent action is taken against or by that other party by reason of its insolvency or in consequence of debt. Generally, each project funding agreement may be terminated by us if at any time St George Street ceases the conduct of development or commercialization of the relevant products in accordance with the relevant development plan for a designated period of time, provided that the termination is only effective with respect to the specified project and the Global Funding Agreement continues in effect for all other projects. They may also be terminated by either party upon written notice to other party if the other party materially breaches the project funding agreement and does not fully cure the breach to the non-breaching party’s satisfaction within 90 days.

The Global Funding Agreement also contains customary representations and warranties. Each party also agreed to keep secret and confidential certain confidential information of the other party.

The foregoing summary does not purport to be a complete description of all of the provisions of the Global Funding Agreement and related project funding agreements and is qualified by reference to the full text of the Global Funding Agreement and such project funding agreements.